Income Taxes - Income Tax Benefit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Deferred Tax Benefit:
Federal					$ 266,278
State					53,860
Total Deferred Tax Benefit					320,138
Total Income Tax Benefit	$ 206,849	$ 0	$ 426,681	$ 0	$ 320,138